FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
Fair value measurement [Abstract]
FAIR VALUE MEASUREMENT
27. FAIR VALUE MEASUREMENT
IFRS 13 — Fair Value Measurement establishes a three level hierarchy for the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.

Levels used in the hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3 inputs are unobservable inputs for the assets and liabilities.
Assets and liabilities that are measured at fair value on a recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

		At December 31, 2024
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	16,897	—	—	16,897
Current financial assets	19	—	19,350	—	19,350
Total assets		16,897	19,350	—	36,247
Other financial liabilities	19	—	61,894	—	61,894
Total liabilities		—	61,894	—	61,894

		At December 31, 2023
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	11,982	—	—	11,982
Current financial assets	19	—	55,562	—	55,562
Total assets		11,982	55,562	—	67,544
Other financial liabilities	19	—	13,539	—	13,539
Total liabilities		—	13,539	—	13,539
There were no transfers between fair value hierarchy levels for the periods presented.

The fair value of current financial assets and other financial liabilities relates to derivative financial instruments and is measured by taking into consideration market parameters at the balance sheet date, using widely accepted valuation techniques. In particular, the fair value of foreign currency derivatives (forward contracts, currency swaps and options and interest rate caps is determined by taking the prevailing foreign currency exchange rates and interest rates, as applicable, at the reporting date.

The par value of cash and cash equivalents usually approximates fair value due to the short maturity of these instruments, which consist primarily of current bank accounts.

    Assets and liabilities not measured at fair value on a recurring basis

For financial instruments represented by short-term receivables and payables, for which the present value of future cash flows does not differ significantly from carrying value, the Group assumes that carrying value is a reasonable approximation of the fair value. In particular, the carrying amount of current receivables and other current assets and of trade payables and other liabilities approximates their fair value.
The following table presents the carrying amount and the fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis:

		At December 31,
		2024		2023
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	1,661,632	1,661,632	1,451,158	1,451,158

Debt	24	3,351,888	3,348,721	2,477,186	2,462,716

The Group has determined that the carrying amount of the majority of its debt approximates its fair value since either (i) the interest payable on the debt is close to current market rates, and/or (ii) the debt is of a short-term nature. The only exception is the Group’s debt that is publicly listed for which the fair value is based on quoted market prices.